Contributed Equity	12 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Contributed Equity
19.	CONTRIBUTED EQUITY

	Consolidated
	2020 $	2019 $
Issued and paid-up capital
Fully paid Ordinary Shares	140,111,073	125,498,824
Total contributed equity	140,111,073	125,498,824

Movements in shares on issue Year ended June 30, 2019	Number of Shares	$
Balance at the beginning of the financial year	2,435,282,724	122,372,662
Shares issued during the year	502,851,419	3,557,509
Less: transaction costs arising on share issue	-	(431,347)
Balance at the end of the financial year	2,938,134,143	125,498,824

Year ended June 30, 2020	Number of Shares	$
Balance at the beginning of the financial year	2,938,134,143	125,498,824
Shares issued during the year	4,575,645,600	21,793,678
Less: transaction costs arising on share issue (i)	-	(7,181,429)
Balance at the end of the financial year	7,513,779,743	140,111,073

(i)	The transaction costs arising on shares issued for the year ended June 30, 2020 are as below:-

●	250,000,000 unlisted options issued on October 30, 2019, exercisable at $0.008 each and expiring on October 29, 2022, amounting to A$817,666. Each option is exercisable for one fully paid ordinary share.

●	125,000,000 unlisted options issued on December 20, 2019, exercisable at $0.008 each and expiring on December 20,2022, amounting to A$528,027. Each option is exercisable for one fully paid ordinary share.

●	125,000,000 unlisted options issued on December 20, 2019, exercisable at $0.008 each and expiring on December 20,2022, amounting to A$528,027. Each option is exercisable for one fully paid ordinary share.

●	5,000,000 unlisted options issued on March 6, 2020, exercisable at $0.008 each and expiring on March 6, 2023, amounting to A$29,340. Each option is exercisable for one fully paid ordinary share.

●	166,066,050 warrants issued at no cash consideration on July 16, 2019, exercisable at US$0.00533 each and expiring on July 16, 2024, amounting to $890,113. The warrants are exercisable for fully paid ordinary shares.

●	40,114,200 warrants issued on April 3, 2020, exercisable at US$0.00365 each and expiring on April 1, 2025, amounting to A$175,137. The warrants are exercisable for fully paid ordinary shares.

●	28,177,578 warrants issued on April 22, 2020, exercisable at US$0.00417 each and expiring on April 19, 2025, amounting to A$149,693. The warrants are exercisable for fully paid ordinary shares.

●	156,000,000 warrants to be issued at, subject to shareholder approval, exercisable at US$0.004166 expiring on 5 years after date of issue, amounting to A$848,252. The warrants are exercisable for fully paid ordinary shares.

●	Apart from the above, the Company also incurred expenses paid in cash towards capital raising costs through legal, accounting and broker related fees amounting to A$3,215,174 during the year for various capital raises.

Terms and conditions of contributed equity

Ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held. Ordinary shares, which have no par value, entitle their holder to one vote, either in person or by proxy, at a meeting of the Company.